united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

CENTERSTONE
INVESTORS

2019 SEMI-ANNUAL REPORT

September 30, 2019

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.centerstoneinv.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

12	Centerstone Investors Fund Overview

14	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

20	Centerstone International Fund Overview

22	Portfolio of Investments

27	STATEMENTS OF ASSETS AND LIABILITIES

29	STATEMENTS OF OPERATIONS

30	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

32	Centerstone Investors Fund

34	Centerstone International Fund

36	NOTES TO FINANCIAL STATEMENTS

54	FUNDS’ EXPENSES

56	SUPPLEMENTAL INFORMATION

57	PRIVACY NOTICE

59	TRUSTEES & OFFICERS

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE’S DISTINCT INVESTMENT APPROACH
(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	3

CENTERSTONE’S OPERATING PRINCIPLES
(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2019 civil disobedience all around the world dominated the news cycle which spilled over to the markets. The period was inconsistent with sharp rallies and declines. With the broad array of information sources directed at us today, it may seem almost impossible to ignore the noise but if we admit that most of what we hear is indeed noise, it is a little easier to focus on what really is important. For Centerstone Investors, that normally means a focus on competitive dynamics, management skills and business model durations of the individual companies we own and are researching.

The result of this “bottom-up” work is a number of securities across the value spectrum in our Funds which we believe are well positioned, well managed and well capitalized. On one hand, some can be described as “cyclical” while others could qualify as long-duration franchises. There are also many securities which lie in between the two extremes of the value spectrum. The two common elements among all our holdings are that we have identified a margin of safety, whether in terms of price or in terms of qualitative factors and we have an estimate of each holding’s intrinsic value. Focusing on those fundamentals, then, allows us to take market volatility for what it often is for contrarian minded folks like us—an opportunity.

MACRO AWARE

As a reminder, Centerstone is a bottom-up oriented investment boutique and we do not often opine on macro events. Occasionally though it is worthwhile to pay attention to such events and in our view the most serious one remains Brexit but the Hong Kong situation deserves some discussion as well. There, long-simmering tensions over Hong Kong’s diminishing special status boiled over and have, to date, led to months of civil disobedience. The police force has not been able to contain the protests

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

SHAREHOLDER LETTER
September 30, 2019

and the Chinese army has not yet intervened. This status quo probably cannot last much longer but we are unsure of the outcome, much less the long run ramifications for the markets there. In any case, it is probably the last thing the Chinese government needs right now. With faltering growth on the Mainland and with food price inflation running rampant due to an outbreak of swine fever among their pig population, contagion of the unrest to the Mainland is surely a worry. On that score, though, there is some good news. With the US entering silly season (i.e. elections) while China faces its homegrown problems, the odds are better for at least a temporary ceasefire on the trade front. Both leaders need a win.

Beyond that, we have our own political problems in our home country, to say the least. The latest news is all about impeachment and on this front, the only certainty is that the current Congress does not yet have the supermajority votes to judge the President guilty unless there is overwhelming evidence of “high crimes and misdemeanors.” That could mean that equities will continue to look through the noise, but they could also be buffeted occasionally by the news cycle. In essence, we think the long-term trend will continue to be determined by fundamentals but that we should not rule out the occasional news-led lurch downwards.

With that said, ultimately all of that goes in the pile marked “out of our control.” It is not something I, or the Firm, can influence and is not something that we should try to influence. We strive to do the right thing for our clients, which means to focus on only those things we can control to provide a reasonable return without too much drama.

REDUCING OUR RESERVES

In the meantime, with the recent volatility, Centerstone’s reserves* have been reduced when compared against the two years prior. Much of the additional reserves were invested in new and existing holdings. Most, if not all, of these holdings, share the common traits of balance sheet strength, high management quality and hard-to-replace business models.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	7

PROMOTIONS

Last but certainly not least, it has been my intention from the outset of the Firm’s formation to eventually transition the management of the Funds from a single-manager driven approach to a team-managed approach. I was hoping that the Analysts that I hired would be prepared to make the leap within a three-to-five-year timeframe and I am pleased to announce that this transition will now begin with the promotion of three individuals to Associate Portfolio Manager status. I will continue to be the lead Portfolio Manager and now will be joined by Zachary Dimmerman, James Hounsell and Rafael Fernandez. These gentlemen will continue with their duties as Analysts and Trader, respectively, but they now reside within the framework of our decision-making process.

The implementation of this shared decision-making framework, when overlaid upon our bottom-up filters of management quality, balance sheet strength and business model durability completes Centerstone’s start-up phase. When complemented by our ownership structure, our client alignment and our collection of honest and good people, you can have a better understanding of what it is we represent and with whom you have chosen to trust your hard-earned savings. As the Firm moves forward, I am more excited than ever to watch the team grow and become ever more successful. And having learned (and relearned) important lessons I am personally ever more motivated to prove my value to you and to continue earning the trust you have given me.

DISCUSSION OF FUND PERFORMANCE

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2019, the Centerstone Investors Fund Class I shares (CENTX) returned 1.88% and Class A shares (CETAX) returned 1.71% compared with 3.59% for the MSCI ACWI Index and 4.56% for the MSCI World Index, respectively. The Fund’s reserves* made up 13.99% of the portfolio as of September 30, 2019.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were Coast Capital Mercury Fund LP (United Kingdom, Private Fund, Industrials), SPDR Gold (United States, Gold ETF), Merlin Entertainments (United Kingdom, Foreign Equity, Consumer

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

SHAREHOLDER LETTER
September 30, 2019

Discretionary), Target (United States, US Equity, Consumer Discretionary) and Scotts Miracle-Gro (United States, US Equity, Materials), collectively adding 2.64% to performance. The five largest detractors were Covetrus (United States, US Equity, Health Care), Prosegur Cash (Spain, Foreign Equity, Industrials), Mosaic (United States, US Equity, Materials), PHI (United States, High Yield, Energy) and Wartsila (Finland, Foreign Equity, Industrials), collectively subtracting 2.39% from performance.

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2019, the Centerstone International Fund Class I shares (CINTX) returned 1.00% and Class A shares (CSIAX) returned 0.91% compared with 1.13% for the MSCI ACWI Ex-US Index and 2.57% for the MSCI EAFE Index, respectively. The Fund’s reserves* made up 13.80% of the portfolio as of September 30, 2019.

During the period, the Centerstone International Fund’s five largest contributors to performance were Coast Capital Mercury Fund LP (United Kingdom, Private Fund, Industrials), Merlin Entertainments (United Kingdom, Foreign Equity, Consumer Discretionary), TC Energy (Canada, Foreign Equity, Energy), Air Liquide (France, Foreign Equity, Materials) and Mekonomen (United States, US Equity, Materials), collectively adding 3.18% to performance. The five largest detractors were Prosegur Cash (Spain, Foreign Equity, Industrials), Mosaic (United States, US Equity, Materials), Wartsila (Finland, Foreign Equity, Industrials), ISS (Denmark, Foreign Equity, Industrials) and Kerry Logistics (Hong Kong, Foreign Equity, Industrials), collectively subtracting 2.70% from performance.

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	9

*	Reserve positions are cash & cash equivalents, treasury securities and short-term high quality bonds

The commentary represents the opinion of Centerstone Investors as of September 2019 and is subject to change based on market and other conditions. These opinions are not intended to be a forecast of future events, a guarantee of future results or investment advice. Any statistics contained here have been obtained from sources believed to be reliable, but the accuracy of this information cannot be guaranteed. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested.

Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

5812-NLD-10/10/2019

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	11

CENTERSTONE INVESTORS FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

						Since
PERFORMANCE	1 Month	3 Month	YTD	1 Year	3 Year	Inception*
Class I (CENTX)	2.61%	–2.23%	11.56%	–0.97%	4.53%	5.42%
Class A (CETAX)	2.53	–2.33	11.30	–1.21	4.24	5.13
Class A (CETAX) with Sales Charge†	–2.58	–7.21	5.69	–6.13	2.48	3.55
Class C (CENNX)	2.47	–2.53	10.69	–1.97	3.50	4.50
MSCI ACWI Index	2.10	–0.03	16.20	1.38	9.71	10.27
MSCI World Index	2.13	0.53	17.61	1.83	10.21	10.50

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 13.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	4.43%	3M (US)	2.07%
Coast Capital Mercury Fund LP (GBR)^	3.34	Henry Schein (US)	2.05
Kerry Logistics (HKG)	2.32	Perrigo (IRL)	1.90
Vopak (NLD)	2.11	Air Liquide (FRA)	1.83
Mohawk Industries (US)	2.08	TC Energy (CAN)	1.82
		TOTAL	23.95%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

^	FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index is not available for direct investment. All indices provide total returns in US dollars with net dividends reinvested.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
COMMON STOCK – 73.44%
CANADA – 2.65%
140,672	TC Energy Corp.	$7,283,918
76,801	Metro, Inc.	3,381,366
		10,665,284
CHILE – 0.79%
102,458	Cia Cervecerias Unidas SA	2,273,543
102,546,552	Vina San Pedro Tarapaca SA	928,355
		3,201,898
DENMARK – 1.45%
236,481	ISS A/S	5,851,653
FINLAND – 1.23%
441,123	Wartsila OYJ Abp	4,940,242
FRANCE – 6.45%
51,784	Air Liquide SA	7,371,324
59,219	Schneider Electric SE	5,195,934
164,509	Cie Plastic Omnium SA	4,511,355
41,184	Eiffage SA	4,269,795
26,080	Sodexo SA	2,927,868
4,402	LVMH Moet Hennessy Louis Vuitton SE	1,749,577
		26,025,853
GERMANY – 7.46%
138,249	Brenntag AG	6,690,394
150,011	Norma Group SE	5,202,714
203,169	Hamburger Hafen und Logistik AG	5,062,213
59,177	Fraport AG Frankfurt Airport Services Worldwide	5,019,389
56,107	Bayerische Motoren Werke AG	3,949,927
62,696	Hornbach Holding AG & Co. KGaA	3,553,447
31,679	Hornbach Baumarkt AG	611,155
		30,089,239
HONG KONG – 3.27%
5,851,165	Kerry Logistics Network Ltd.	9,361,625
403,000	Hongkong Land Holdings Ltd.	2,264,860
381,900	Hysan Development Co. Ltd.	1,539,743
		13,166,228
INDONESIA – 0.52%
1,577,262	Indocement Tunggal Prakarsa Tbk PT	2,080,608

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
COMMON STOCK – 73.44% (continued)
IRELAND – 1.90%
137,194	Perrigo Co. PLC	$7,667,773
ISRAEL – 0.65%
525,400	Israel Chemicals Ltd.	2,608,674
JAPAN – 5.64%
229,275	Mitsubishi Estate Co. Ltd.	4,419,044
577,323	Ichiyoshi Securities Co. Ltd.	3,625,455
165,051	Nagaileben Co. Ltd.*	3,492,594
20,152	Shimano, Inc.	3,034,216
100,334	Aica Kogyo Co. Ltd.	2,950,864
14,896	FANUC Corp.	2,802,170
121,905	Sekisui Jushi Corp.	2,395,821
		22,720,164
MALAYSIA – 0.87%
2,549,000	Genting Bhd.	3,494,449
MEXICO – 0.48%
230,733	Fresnillo PLC	1,939,358
NETHERLANDS – 2.11%
165,597	Koninklijke Vopak NV	8,512,027
SINGAPORE – 0.83%
427,369	Oversea-Chinese Banking Corp. Ltd.	3,357,977
SPAIN – 0.67%
1,879,996	Prosegur Cash SA	2,700,717
SWEDEN – 3.66%
178,773	Loomis AB	6,283,538
664,479	Mekonomen AB*	5,585,672
62,629	ICA Gruppen AB	2,893,491
		14,762,701
SWITZERLAND – 5.00%
56,284	Cie Financiere Richemont SA	4,129,166
13,999	Roche Holding AG	4,073,954
46,810	Novartis AG	4,058,852
15,263	Swatch Group AG	4,051,068
35,313	Nestle SA	3,831,162
		20,144,202

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
COMMON STOCK – 73.44% (continued)
THAILAND – 2.95%
1,158,400	Bangkok Bank PCL	$6,665,960
65,350	Bangkok Bank PCL (NVDR)	370,712
690,160	Siam City Cement PCL	4,851,542
		11,888,214
UNITED KINGDOM – 0.60%
430,685	Merlin Entertainments PLC	2,395,679
UNITED STATES – 23.55%
67,391	Mohawk Industries, Inc.*	8,361,201
50,625	3M Co.	8,322,750
130,063	Henry Schein, Inc.*	8,259,001
347,987	Mosaic Co.	7,133,734
128,000	Versum Materials, Inc.	6,775,040
80,254	Colgate-Palmolive Co.	5,899,471
74,806	Emerson Electric Co.	5,001,529
15,150	WW Grainger, Inc.	4,501,822
80,400	Dentsply Sirona, Inc.	4,286,124
10,208	O’Reilly Automotive, Inc.*	4,067,990
455,000	General Electric Co.	4,067,700
351,794	NOW, Inc.*	4,035,077
23,303	Carlisle Cos., Inc.	3,391,519
56,000	State Street Corp.	3,314,640
35,558	CarMax, Inc.*	3,129,104
53,106	TJX Cos., Inc.	2,960,128
270,940	PHI, Inc.*#+	2,851,999
27,740	Scotts Miracle-Gro Co.	2,824,487
96,743	Tapestry, Inc.	2,520,155
10,536	McDonald’s Corp.	2,262,185
170,817	Covetrus, Inc.*	2,031,014
31,326	Sonoco Products Co.	1,823,486
		97,820,156

TOTAL COMMON STOCK (Cost – $297,472,143)		296,033,096

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal	Security	Coupon	Maturity	Value
BONDS & NOTES – 3.07%
SWITZERLAND – 0.18%
$700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 – 144A**	4.57%	4/14/2021	$714,621
UNITED STATES – 2.89%
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,084,210
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000**	3.20%	2/9/2022	2,016,686
1,700,000	Goldman Sachs Group, Inc.,
	Quarterly US LIBOR +1.6000**	4.23%	11/29/2023	1,750,999
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,501,435
1,500,000	Ford Motor Credit Co. LLC	2.68%	1/9/2020	1,499,891
1,146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400**	3.96%	3/4/2021	1,162,384
1,000,000	United Technologies Corp.	1.90%	5/4/2020	998,857
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800**	3.43%	1/30/2020	501,063
150,000	CVS Health Corp., Quarterly US LIBOR +0.6300**	3.23%	3/9/2020	150,296
				11,665,821

TOTAL BONDS & NOTES (Cost – $12,339,845)				12,380,442

Shares	Security			Value
EXCHANGE TRADED FUND – COMMODITY – 4.43%
128,609	SPDR Gold Shares*			17,859,932
TOTAL EXCHANGE TRADED FUND – COMMODITY (Cost – $15,427,724)

Principal	Security	Coupon	Maturity	Value
PREFERRED STOCK – 2.11%
196,003	Goldman Sachs Group, Inc.,
	Quarterly US LIBOR +0.7500%**	4.00%	Perpetual	4,370,867
185,458	Bank of America Corp.,
	Quarterly US LIBOR +0.5000%**	4.00%	Perpetual	4,148,695
TOTAL PREFERRED STOCK (Cost – $8,599,376)				8,519,562

PRIVATE INVESTMENT FUND – 3.34%
8,389,676	Coast Capital Mercury Fund LP*#^			13,457,040
TOTAL PRIVATE INVESTMENT FUND (Cost – $11,100,000)				13,457,040

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	17

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security			Value
REAL ESTATE INVESTMENT TRUSTS – 2.58%
52,947	Ventas, Inc.			$3,866,719
24,729	Unibail-Rodamco SE			3,605,015
204,068	Monmouth Real Estate Investment Corp.			2,940,620
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $11,337,553)				10,412,354

Principal	Security	Coupon	Maturity	Value
US GOVERNMENT & AGENCY OBLIGATIONS – 3.71%
US TREASURY NOTES/BONDS – 3.71%
$15,000,000	United States Treasury Bill	0.00%	12/26/2019	14,936,037
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $14,934,991)				14,936,037

Shares	Security			Value
SHORT-TERM INVESTMENTS – 7.22%
MONEY MARKET FUND – 7.22%
29,085,659	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.82%^^			29,085,659
TOTAL SHORT-TERM INVESTMENTS (Cost – $29,085,659)				29,085,659

TOTAL INVESTMENTS – 99.90% (Cost – $400,297,291)				$402,684,122
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%				418,969
NET ASSETS – 100.00%				$403,103,091

LP:	Limited Partnership

PCL:	Public Company Limited

PLC:	Public Limited Company

NVDR:	Non-Voting Depositary Receipt

*	Non-income producing security

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $714,621 or 0.18% of net assets.

**	Floating rate security

#	Security fair valued as of September 30, 2019, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2019, amounted to $16,309,039, which represents approximately 4.05% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.

+	All or a portion is a restricted security.

^	Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to 24 months of their contribution date.

^^	Interest rate reflects seven-day effective yield on September 30, 2019.

See Accompanying Notes to Financial Statements.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

As of September 30, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2019	(Depreciation)*
To Buy:
Canadian Dollar	12/10/2019	State Street Bank	2,800,000	$2,123,727	$2,115,841	$(7,886)
Danish Krone	12/10/2019	State Street Bank	10,600,000	1,631,117	1,556,282	(74,835)
Swedish Krona	12/10/2019	State Street Bank	28,000,000	3,018,093	2,857,746	(160,347)
				$6,772,937	$6,529,869	$(243,068)

To Sell:
Canadian Dollar	12/10/2019	State Street Bank	2,800,000	$2,116,565	$2,115,841	$724
Danish Krone	12/10/2019	State Street Bank	10,600,000	1,633,025	1,556,282	76,743
Swedish Krona	12/10/2019	State Street Bank	28,000,000	3,017,896	2,857,746	160,150
				$6,767,486	$6,529,869	$237,617

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2019.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	19

CENTERSTONE INTERNATIONAL FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

						Since
PERFORMANCE	1 Month	3 Month	YTD	1 Year	3 Year	Inception*
Class I (CINTX)	2.40%	–2.81%	8.63%	–2.07%	3.75%	4.90%
Class A (CSIAX)	2.31	–2.90	8.43	–2.26	3.52	4.69
Class A (CSIAX) with Sales Charge†	–2.81	–7.76	2.98	–7.18	1.78	3.12
Class C (CSINX)	2.16	–3.20	7.81	–3.07	2.75	4.01
MSCI ACWI ex-US Index	2.57	–1.80	11.56	–1.23	6.33	7.15
MSCI EAFE Index	2.87	–1.07	12.80	–1.34	6.48	6.71

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 21.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Coast Capital Mercury Fund LP (GBR)^	3.75%	TC Energy (CAN)	2.68%
Kerry Logistics (HKG)	3.55	Mosaic (US)	2.65
Vopak (NLD)	3.17	Perrigo (IRL)	2.60
Air Liquide (FRA)	3.00	Brenntag (DEU)	2.52
Bangkok Bank (THA)	2.76	Loomis (SWE)	2.40
		TOTAL	29.08%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

^ FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The index is not available for direct investment.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
COMMON STOCK – 78.24%
CANADA – 3.88%
97,551	TC Energy Corp.	$5,051,137
53,307	Metro, Inc.	2,346,981
		7,398,118
CHILE – 1.24%
72,045	Cia Cervecerias Unidas SA	1,598,679
84,677,397	Vina San Pedro Tarapaca SA	766,585
		2,365,264
DENMARK – 2.08%
159,698	ISS A/S	3,951,680
FINLAND – 1.86%
315,780	Wartsila OYJ Abp	3,536,496
FRANCE – 10.51%
40,024	Air Liquide SA	5,697,317
45,383	Schneider Electric SE	3,981,950
119,302	Cie Plastic Omnium SA	3,271,637
29,867	Eiffage SA	3,096,493
20,728	Sodexo SA	2,327,026
4,147	LVMH Moet Hennessy Louis Vuitton SE	1,648,227
		20,022,650
GERMANY – 11.48%
98,734	Brenntag AG	4,778,113
109,381	Norma Group SE	3,793,576
149,212	Hamburger Hafen und Logistik AG	3,717,806
43,461	Fraport AG Frankfurt Airport Services Worldwide	3,686,359
40,339	Bayerische Motoren Werke AG	2,839,861
45,915	Hornbach Holding AG & Co. KGaA	2,602,344
22,938	Hornbach Baumarkt AG	442,523
		21,860,582
HONG KONG – 5.18%
4,212,638	Kerry Logistics Network Ltd.	6,740,049
303,350	Hongkong Land Holdings Ltd.	1,704,827
353,900	Hysan Development Co. Ltd.	1,426,852
		9,871,728

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
COMMON STOCK – 78.24% (continued)
INDONESIA – 0.80%
1,153,313	Indocement Tunggal Prakarsa Tbk PT	$1,521,366

IRELAND – 2.59%
88,341	Perrigo Co. PLC	4,937,378

ISRAEL – 1.01%
389,127	Israel Chemicals Ltd.	1,932,062

JAPAN – 8.45%
145,525	Mitsubishi Estate Co. Ltd.	2,804,847
424,977	Ichiyoshi Securities Co. Ltd.	2,668,757
111,024	Nagaileben Co. Ltd.*	2,349,345
11,514	FANUC Corp.	2,165,963
71,181	Aica Kogyo Co. Ltd.	2,093,462
104,945	Sekisui Jushi Corp.	2,062,503
12,938	Shimano, Inc.	1,948,029
		16,092,906
MALAYSIA – 1.33%
1,848,000	Genting Bhd.	2,533,442

MEXICO – 0.82%
186,545	Fresnillo PLC	1,567,949

NETHERLANDS – 3.16%
116,989	Koninklijke Vopak NV	6,013,475

SINGAPORE – 1.25%
303,901	Oversea-Chinese Banking Corp. Ltd.	2,387,849

SPAIN – 1.01%
1,343,891	Prosegur Cash SA	1,930,573

SWEDEN – 5.87%
129,492	Loomis AB	4,551,402
539,882	Mekonomen AB*	4,538,298
45,365	ICA Gruppen AB	2,095,885
		11,185,585

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	23

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security			Value
COMMON STOCK – 78.24% (continued)
SWITZERLAND – 7.56%
40,695	Cie Financiere Richemont SA			$2,985,510
11,069	Swatch Group AG			2,937,907
9,963	Roche Holding AG			2,899,407
32,952	Novartis AG			2,857,238
24,990	Nestle SA			2,711,204
				14,391,266
THAILAND – 4.57%
912,300	Bangkok Bank PCL			5,249,789
490,204	Siam City Cement PCL			3,445,933
				8,695,722
UNITED KINGDOM – 0.94%
321,040	Merlin Entertainments PLC			1,785,780
UNITED STATES – 2.65%
245,915	Mosaic, Co.			5,041,257
TOTAL COMMON STOCK (Cost – $155,261,373)				149,023,128

EXCHANGE TRADED FUND – COMMODITY – 2.34%
32,052	SPDR Gold Shares*			4,451,061
TOTAL COMMODITY (Cost – $3,985,620)

PRIVATE INVESTMENT FUND – 3.74%
4,435,630	Coast Capital Mercury Fund LP*#^			7,114,751
TOTAL PRIVATE INVESTMENT FUND (Cost – $5,900,000)

REAL ESTATE INVESTMENT TRUSTS – 1.56%
20,441	Unibail-Rodamco SE			2,979,907
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $4,590,312)

Principal	Security	Coupon	Maturity	Value
US GOVERNMENT & AGENCY OBLIGATIONS – 5.23%
US TREASURY NOTES/BONDS – 5.23%
$10,000,000	United States Treasury Bill	0.00%	12/26/2019	9,957,358
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $9,956,661)				9,957,358

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares	Security	Value
SHORT-TERM INVESTMENTS – 8.57%
MONEY MARKET FUND – 8.57%
16,331,329	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.82%^^	$16,331,329
TOTAL SHORT-TERM INVESTMENTS (Cost – $16,331,329)		16,331,329

TOTAL INVESTMENTS – 99.68% (Cost – $196,025,295)		$189,857,534

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.32%		606,132

NET ASSETS – 100.00%		$190,463,666

LP:	Limited Partnership

PCL:	Public Company Limited

PLC:	Public Limited Company

*	Non-income producing security

#	Security fair valued as of September 30, 2019, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2019, amounted to $7,114,751, which represents approximately 3.74% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

^	Withdrawals are not permitted within 12 months of their contribution date and subject to an early redemption fee of 3% on redemptions made within 12 months to 24 months of their contribution date.

^^	Interest rate reflects seven-day effective yield on September 30, 2019.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	25

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

As of September 30, 2019 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/ Sold	US $ Equivalent	US $ Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)*
To Buy:
Canadian Dollar	12/10/2019	State Street Bank	2,200,000	$1,668,643	$1,662,446	$(6,197)
Danish Krone	12/10/2019	State Street Bank	9,700,000	1,492,626	1,424,145	(68,481)
Swedish Krona	12/10/2019	State Street Bank	22,000,000	2,371,357	2,245,372	(125,985)
				$5,532,626	$5,331,963	$(200,663)

To Sell:
Canadian Dollar	12/10/2019	State Street Bank	2,200,000	$1,663,015	$1,662,446	$569
Danish Krone	12/10/2019	State Street Bank	9,700,000	1,494,372	1,424,145	70,227
Swedish Krona	12/10/2019	State Street Bank	22,000,000	2,371,204	2,245,372	125,832
				$5,528,591	$5,331,963	$196,628

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2019.

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$400,297,291	$196,025,295
Investments in securities, at value	$402,684,122	$189,857,534
Foreign currency, at value (Cost $102 and $153, respectively)	87	121
Interest and dividends receivable	596,529	340,313
Foreign tax reclaim receivable	536,974	425,478
Receivable for fund shares sold	475,731	336
Unrealized appreciation on open forward foreign currency contracts	237,617	196,628
Prepaid expenses and other assets	28,562	28,875
Total Assets	404,559,622	190,849,285

Liabilities:
Payable for securities purchased	702,785	—
Payable for fund shares redeemed	93,834	15,125
Unrealized depreciation on open forward foreign currency contracts	243,068	200,663
Payable to advisor	273,182	107,677
Payable for shareholder servicing fees	60,635	24,717
Payable for distribution fees	20,368	10,717
Payable for custody fees	19,308	16,739
Accrued expenses and other liabilities	43,351	9,981
Total Liabilities	1,456,531	385,619

Net Assets	$403,103,091	$190,463,666

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$394,436,090	$195,172,133
Accumulated earnings (losses)	8,667,001	(4,708,467)
Net Assets	$403,103,091	$190,463,666

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	27

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$352,946,328	$164,483,473
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	30,998,001	14,850,787
Net asset value, offering and redemption price per share*	$11.39	$11.08

Class A Shares:**
Net Assets	$34,081,859	$17,421,634
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,008,477	1,575,891
Net asset value, and redemption price per share*	$11.33	$11.06
Offering price per share (NAV per share plus maximum sales charge of 5%)	$11.93	$11.64

Class C Shares:
Net Assets	$16,074,904	$8,558,559
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,438,308	784,863
Net asset value, offering and redemption price per share*	$11.18	$10.90
Redemption proceeds per share (NAV per share less maximum contigent deferred sales charge)^	$11.07	$10.79

*	Each Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
Six-Months ended September 30, 2019

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$410,846	$196,772
Dividend income	6,114,267	3,885,456
Less: Foreign withholding taxes	(611,899)	(483,773)
Total Investment Income	5,913,214	3,598,455

Operating Expenses:
Investment advisory fees	1,831,745	881,451
Distribution fees - Class A Shares	82,258	45,787
Distribution fees - Class C Shares	41,059	23,979
Shareholder servicing fees	200,585	118,962
Administration fees	89,818	46,847
Trustees’ fees	56,570	41,306
Custodian fees	56,031	49,005
Legal fees	48,183	34,156
Registration & filing fees	30,081	30,082
Chief Compliance Officer fees	23,284	14,141
Others expenses	49,479	34,306
Total Operating Expenses	2,509,093	1,320,022
Less: Fees waived by the advisor	(145,756)	(172,672)
Net Operating Expenses	2,363,337	1,147,350
Net Investment Income	3,549,877	2,451,105

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	2,320,612	(632,567)
Forward foreign currency contracts	(22,714)	(35,992)
	2,297,898	(668,559)
Net change in unrealized appreciation (depreciation) from:
Investments	1,278,537	94,997
Foreign currency translations	(6,808)	(5,861)
Forward foreign currency contracts	3,185	5,129
	1,274,914	94,265

Net Realized and Unrealized Gain (Loss)	3,572,812	(574,294)

Net Increase in Net Assets Resulting From Operations	$7,122,689	$1,876,811

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	29

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six-Months		Six-Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2019	March 31,	2019	March 31,
	(Unaudited)	2019	(Unaudited)	2019
Operations:
Net investment income	$3,549,877	$4,370,986	$2,451,105	$2,498,475
Net realized gain (loss) from investments and forward foreign currency contracts	2,297,898	5,628,510	(668,559)	2,233,849
Net change in unrealized appreciation (depreciation) on investments foreign currency translations and forward foreign currency contacts	1,274,914	(10,722,411)	94,265	(12,226,361)

Net Increase (Decrease) in Net Assets Resulting From Operations	7,122,689	(722,915)	1,876,811	(7,494,037)

Distributions to Shareholders From:
Total Distributions Paid
Class I	—	(10,231,138)	—	(5,354,962)
Class A	—	(1,049,112)	—	(687,739)
Class C	—	(381,496)	—	(181,125)

Total Distributions to Shareholders	—	(11,661,746)	—	(6,223,826)

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six-Months		Six-Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2019	March 31,	2019	March 31,
	(Unaudited)	2019	(Unaudited)	2019
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	31,182,375	167,665,618	14,620,154	111,529,235
Class A	4,104,185	26,567,854	1,157,919	22,793,901
Class C	2,240,907	11,135,640	577,809	7,790,312
Reinvestment of distributions
Class I	—	8,802,053	—	4,742,589
Class A	—	1,045,243	—	675,457
Class C	—	368,478	—	170,425
Redemption fee proceeds
Class I	17,567	11,484	246	19,841
Class A	1,650	1,230	28	3,133
Class C	811	485	14	913
Cost of shares redeemed
Class I	(34,362,821)	(81,063,288)	(20,137,683)	(71,902,930)
Class A	(2,070,500)	(23,197,896)	(4,503,580)	(23,780,762)
Class C	(2,046,745)	(3,516,557)	(1,558,617)	(3,778,800)

Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	(932,571)	107,820,344	(9,843,710)	48,263,314

Total Increase (Decrease) in Net Assets	6,190,118	95,435,683	(7,966,899)	34,545,451

Net Assets:
Beginning of Period	396,912,973	301,477,290	198,430,565	163,885,114
End of Period	$403,103,091	$396,912,973	$190,463,666	$198,430,565

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	31

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
			Net	Total
	Net	Net	realized	income	From
	asset	invest-	and	(loss) from	net	From
	value,	ment	unreal-	invest-	invest-	net	Total
	beginning	income	ized gain	ment	ment	realized	distribu-
	of period	(loss)*	(loss)	operations	income	gains	tions
Class I
Six-Months Ended September 30, 2019 (Unaudited)	$11.18	0.10	0.11	0.21	—	—	—
Year Ended March 31, 2019	$11.55	0.14	(0.16)	(0.02)	(0.12)	(0.23)	(0.35)
Year Ended March 31, 2018	$10.64	0.10	0.94	1.04	(0.05)	(0.08)	(0.13)
Period Ended March 31, 2017**	$10.00	0.07	0.63	0.70	(0.05)	(0.01)	(0.06)
Class A
Six-Months Ended September 30, 2019 (Unaudited)	$11.14	0.09	0.10	0.19	—	—	—
Year Ended March 31, 2019	$11.51	0.12	(0.16)	(0.04)	(0.10)	(0.23)	(0.33)
Year Ended March 31, 2018	$10.62	0.07	0.94	1.01	(0.04)	(0.08)	(0.12)
Period Ended March 31, 2017**	$10.00	0.04	0.64	0.68	(0.05)	(0.01)	(0.06)
Class C
Six-Months Ended September 30, 2019 (Unaudited)	$11.03	0.04	0.11	0.15	—	—	—
Year Ended March 31, 2019	$11.43	0.02	(0.15)	(0.13)	(0.04)	(0.23)	(0.27)
Year Ended March 31, 2018	$10.59	(0.03)	0.96	0.93	(0.01)	(0.08)	(0.09)
Period Ended March 31, 2017**	$10.00	0.01	0.64	0.65	(0.05)	(0.01)	(0.06)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

**	The Fund’s inception date is May 3, 2016.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

				Ratios/					Ratios of net invest-
				Supplemen-	Ratios of expenses				ment income (loss)
				tal Data:	to average net assets				to average net assets
Paid in	Net			Net
capital	asset			assets,
from	value,			end of	Before		After		Before		After		Portfolio
redemp-	end of	Total		period	fee		fee		fee		fee		turnover
tion fees(1)	period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00	$11.39	1.88	% (2)	$352,946	1.17	% ^	1.10	% ^	1.73	% ^	1.80	% ^	20.47	% (2)
0.00	$11.18	(0.02)%		$349,734	1.18%		1.10%		1.20%		1.28%		33.65%
0.00	$11.55	9.82%		$264,705	1.34%		1.10%		0.65%		0.88%		20.55%
0.00	$10.64	7.02	% (2)	$90,803	2.42	% ^	1.10	% ^	(0.57	)% ^	0.75	% ^	33.34	% (2)

0.00	$11.33	1.71	% (2)	$34,082	1.42	% ^	1.35	% ^	1.47	% ^	1.55	% ^	20.47	% (2)
0.00	$11.14	(0.25)%		$31,492	1.43%		1.35%		0.94%		1.02%		33.65%
0.00	$11.51	9.49%		$28,609	1.59%		1.35%		0.41%		0.65%		20.55%
0.00	$10.62	6.77	% (2)	$8,910	2.55	% ^	1.35	% ^	(0.77	)% ^	0.44	% ^	33.34	% (2)

0.00	$11.18	1.36	% (2)	$16,075	2.17	% ^	2.10	% ^	0.73	% ^	0.80	% ^	20.47	% (2)
0.00	$11.03	(1.00)%		$15,688	2.18%		2.10%		0.09%		0.18%		33.65%
0.00	$11.43	8.74%		$8,164	2.34%		2.10%		(0.57)%		(0.30)%		20.55%
0.00	$10.59	6.50	% (2)	$621	3.86	% ^	2.10	% ^	(1.68	)% ^	0.08	% ^	33.34	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	33

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from				Less
		investment operations:				distributions:
				Net	Total
	Net	Net		realized	income	From
	asset	invest-		and	(loss) from	net	From
	value,	ment		unreal-	invest-	invest-	net	Total
	beginning	income		ized gain	ment	ment	realized	distribu-
	of period	(loss)*		(loss)	operations	income	gains	tions
Class I
Six-Months Ended September 30, 2019 (Unaudited)	$10.97	0.14		(0.03)	0.11	—	—	—
Year Ended March 31, 2019	$11.82	0.16		(0.62)	(0.46)	(0.15)	(0.24)	(0.39)
Year Ended March 31, 2018	$10.75	0.09		1.18	1.27	(0.03)	(0.17)	(0.20)
Period Ended March 31, 2017**	$10.00	0.03		0.79	0.82	(0.06)	(0.01)	(0.07)
Class A
Six-Months Ended September 30, 2019 (Unaudited)	$10.96	0.13		(0.03)	0.10	—	—	—
Year Ended March 31, 2019	$11.81	0.15		(0.64)	(0.49)	(0.12)	(0.24)	(0.36)
Year Ended March 31, 2018	$10.75	0.06		1.18	1.24	(0.01)	(0.17)	(0.18)
Period Ended March 31, 2017**	$10.00	0.06		0.75	0.81	(0.06)	(0.01)	(0.07)
Class C
Six-Months Ended September 30, 2019 (Unaudited)	$10.85	0.09		(0.04)	0.05	—	—	—
Year Ended March 31, 2019	$11.71	0.05		(0.62)	(0.57)	(0.05)	(0.24)	(0.29)
Year Ended March 31, 2018	$10.73	(0.04)		1.19	1.15	—	(0.17)	(0.17)
Period Ended March 31, 2017**	$10.00	0.00	(1)	0.79	0.79	(0.05)	(0.01)	(0.06)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

**	The Fund’s inception date is May 3, 2016.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

					Ratios/					Ratios of net invest-
					Supplemen-	Ratios of expenses				ment income (loss)
					tal Data:	to average net assets				to average net assets
Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00	(1)	$11.08	1.00	% (2)	$164,483	1.28	% ^	1.10	% ^	2.39	% ^	2.57	% ^	17.96	% (2)
0.00	(1)	$10.97	(3.78)%		$168,337	1.29%		1.10%		1.22%		1.41%		34.01%
0.00	(1)	$11.82	11.90%		$135,303	1.50%		1.10%		0.33%		0.73%		20.86%
0.00	(1)	$10.75	8.32	% (2)	$40,395	2.91	% ^	1.10	% ^	(1.46	)% ^	0.35	% ^	19.46	% (2)

0.00	(1)	$11.06	0.91	% (2)	$17,422	1.53	% ^	1.35	% ^	2.17	% ^	2.35	% ^	17.96	% (2)
0.00	(1)	$10.96	(4.05)%		$20,619	1.54%		1.35%		1.13%		1.33%		34.01%
0.00	(1)	$11.81	11.53%		$22,772	1.75%		1.35%		0.13%		0.54%		20.86%
0.01		$10.75	8.27	% (2)	$6,510	3.17	% ^	1.35	% ^	(1.18	)% ^	0.65	% ^	19.46	% (2)

0.00	(1)	$10.90	0.46	% (2)	$8,559	2.28	% ^	2.10	% ^	1.45	% ^	1.63	% ^	17.96	% (2)
0.00	(1)	$10.85	(4.83)%		$9,475	2.29%		2.10%		0.22%		0.41%		34.01%
0.00	(1)	$11.71	10.70%		$5,810	2.50%		2.10%		(0.74)%		(0.34)%		20.86%
0.01		$10.73	8.02	% (2)	$1,208	3.90	% ^	2.10	% ^	(1.78	)% ^	0.02	% ^	19.46	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before the Valuation Time. Normally, developments that occur between the close of the foreign markets and the Valuation Time will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of the Valuation Time. The Trustees have authorized the use of an independent fair valuation service. If the movement in the S&P 500 Index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of the Valuation Time.

Fair Valuation Process – If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may enlist such third party consultants or advisers (such as an accounting firm or Fair Value pricing specialist) as it determines may be desirable, on an as-needed basis

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination of the closing prices reported on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non traded securities. The Fair Value Committee may determine the fair value of a restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2019, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$293,181,097	$—	$2,851,999	$296,033,096
Bonds & Notes	—	12,380,442	—	12,380,442
Exchange Traded Fund - Commodity	17,859,932	—	—	17,859,932
Preferred Stock	8,519,562	—	—	8,519,562
Private Investment Fund	—	13,457,040	—	13,457,040
Real Estate Investment Trusts	10,412,354	—	—	10,412,354
US Government & Agency Obligations	—	14,936,037	—	14,936,037
Short-Term Investments	29,085,659	—	—	29,085,659
Forward Foreign Currency Contracts**	—	237,617	—	237,617
Total Assets	$359,058,604	$41,011,136	$2,851,999	$402,921,739

Liabilities - Derivatives
Forward Foreign Currency Contracts**	$—	$243,068	$—	$243,068

Centerstone International Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$149,023,128	$—	$—	$149,023,128
Exchange Traded Fund - Commodity	4,451,061	—	—	4,451,061
Private Investment Fund	—	7,114,751	—	7,114,751
Real Estate Investment Trusts	2,979,907	—	—	2,979,907
US Government & Agency Obligations	—	9,957,358	—	9,957,358
Short-Term Investments	16,331,329	—	—	16,331,329
Forward Foreign Currency Contracts**	—	196,628	—	196,628
Total Assets	$172,785,425	$17,268,737	$—	$190,054,162

Liabilities - Derivatives
Forward Foreign Currency Contracts**	$—	$200,663	$—	$200,663

*	Refer to the Portfolio of Investments for country classification.

**	Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security PHI, Inc.:

Common Stock
Beginning Balance 3/31/19	$—
Total realized gain (loss)	—
Unrealized Depreciation	(2,077,085)
Cost of Purchases	4,929,084
Proceeds from Sales	—
Amortization	—
Net transfers in/out of level 3	—
Ending Balance 9/30/19	$2,851,999

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Quantitative disclosures of unobservable inputs and assumptions used by the Centerstone Investors Fund are below.

Investment	Fair	Valuation	Unobservable	Market Value impact
Type	Value	Methodology	Input Type	if input increases
Common Stock	$2,851,999	Ch. 11 Bankruptcy	Equity Value	Increase
		Plan Equity Value

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Forward foreign currency contracts outstanding, as of September 30, 2019, are listed after each Fund’s Portfolio of Investments. For the six months ended September 30, 2019, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $38,812,620 and $30,774,377 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

d.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of September 30, 2019:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on open Forward Foreign Currency Contracts	Unrealized depreciation on open Forward Foreign Currency Contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30, 2019:

Asset Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$237,617
Centerstone International Fund Forward Foreign Currency Contracts	$196,628

Liability Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$243,068
Centerstone International Fund Forward Foreign Currency Contracts	$200,663

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net Realized gain (loss) from:
Forward Foreign Currency Contracts

Net change in unrealized appreciation (depreciation) on:
Forward Foreign Currency Contracts

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$(22,714)
Centerstone International Fund Forward Foreign Currency Contracts	$(35,992)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$3,185
Centerstone International Fund Forward Foreign Currency Contracts	$5,129

e.	Offsetting of Financial Assets and Derivative Assets – The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2019.

Centerstone Investors Fund

Assets:
		Gross	Net Amounts	Gross Amounts Not Offset
		Amounts	of Assets	in the Statements of
	Gross	Offset in the	Presented in	Assets & Liabilities
	Amounts of	Statements	the Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Amount
Forward Foreign Currency Contracts	$237,617	$—	$237,617	$(237,617)	$—	$—
Total	$237,617	$—	$237,617	$(237,617)	$—	$—

Liabilities:				Gross Amounts Not Offset
		Gross	Net Amounts	in the Statements of
		Amounts	of Liabilities	Assets & Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statements	the Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Forward Foreign Currency Contracts	$(243,068)	$—	$(243,068)	$237,617	$—	$(5,451)
Total	$(243,068)	$—	$(243,068)	$237,617	$—	$(5,451)

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Centerstone International Fund

Assets:		Gross	Net Amounts	Gross Amounts Not Offset
		Amounts	of Assets	in the Statements of
	Gross	Offset in the	Presented in	Assets & Liabilities
	Amounts of	Statements	the Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Amount
Forward Foreign Currency Contracts	$196,628	$—	$196,628	$(196,628)	$—	$—
Total	$196,628	$—	$196,628	$(196,628)	$—	$—

Liabilities:		Gross	Net Amounts	Gross Amounts Not Offset
		Amounts	of Liabilities	in the Statements of
	Gross	Offset in the	Presented in	Assets & Liabilities
	Amounts of	Statements	the Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Forward Foreign Currency Contracts	$(200,663)	$—	$(200,663)	$196,628	$—	$(4,035)
Total	$(200,663)	$—	$(200,663)	$196,628	$—	$(4,035)

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

f.	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments using the effective yield method. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. In general, each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

g.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

h.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for tax years ended March 31, 2016 through March 31, 2018, or expected to be taken in the Funds’ March 31, 2019 year-end tax return. The Funds identify their major tax jurisdiction as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

i.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date.

j.	Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

k.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

l.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2019, the Advisor earned advisory fees of $1,831,745 and $881,451 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Certain Trustees and/or officers of the Trust are also officers of the Advisor.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for such Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for a Fund does not exceed 1.35%, 2.10% and 1.10%, of such Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through July 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to receive reimbursement for such Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

During the six months ended September 30, 2019, the Advisor waived fees totaling $145,756 and $172,672 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.

The following amount is subject to recapture by the Funds until the following dates:

	3/31/2020	3/31/2021	3/31/2022
Centerstone Investors Fund	$470,022	$467,447	$287,829
Centerstone International Fund	346,342	430,467	349,834

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	49

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee (“Rule 12b-1 Fee”) to the Distributor at an annualized rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay Rule 12b-1 Fees. For the six months period ended September 30, 2019, the Funds incurred distribution Fees of $123,317 and $69,766 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2019:

	Underwriting	Amount Retained
Fund	Commissions	by Underwriter
Centerstone Investors Fund
Class A	$45,610	$3,974
Class C	23,195	883
Centerstone International Fund
Class A	8,458	611
Class C	6,301	523

c.	Administration, Fund Accounting and Transfer Agency Fees

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

d.	Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000 paid by the Funds. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	51

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended September 30, 2019 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$76,346,383	$77,666,392	$—	$17,594,922
Centerstone International Fund	32,599,150	39,821,268	—	14,397,461

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2019, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2019:

				Net Increase
		Distributions		(Decrease)
Fund	Issued	Reinvested	Redeemed	in Shares

	Class I Shares
Centerstone Investors Fund	2,749,401	—	(3,034,630)	(285,229)
Centerstone International Fund	1,319,224	—	(1,817,460)	(498,236)

	Class A Shares
Centerstone Investors Fund	363,815	—	(182,946)	180,869
Centerstone International Fund	106,245	—	(411,601)	(305,356)

	Class C Shares
Centerstone Investors Fund	199,336	—	(183,463)	15,873
Centerstone International Fund	53,417	—	(141,723)	(88,306)

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

	Centerstone	Centerstone
	Investors Fund	International Fund
Gross unrealized appreciation:	$34,406,352	$11,499,711
Gross unrealized depreciation:	(32,019,521)	(17,667,472)
Net unrealized appreciation/(depreciation):	$2,386,831	$(6,167,761)

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the six month ended September 30, 2019, the Centerstone Investors Fund and the Centerstone International Fund assessed $20,028 and $288 in redemption fees, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2019, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 26% and 33% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	53

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/19—	Value	4/1/19—
	Ratio	4/1/19	9/30/19	9/30/19	9/30/19	9/30/19
Class I:
Investors Fund	1.10%	$1,000.00	$1,018.80	$ 5.55	$1,019.50	$ 5.55
International Fund	1.10%	$1,000.00	$1,010.00	$ 5.53	$1,019.50	$ 5.55

Class A:
Investors Fund	1.35%	$1,000.00	$1,017.10	$ 6.81	$1,018.25	$ 6.81
International Fund	1.35%	$1,000.00	$1,009.10	$ 6.78	$1,018.25	$ 6.81

Class C:
Investors Fund	2.10%	$1,000.00	$1,013.60	$ 10.57	$1,014.50	$ 10.58
International Fund	2.10%	$1,000.00	$1,004.60	$ 10.52	$1,014.50	$ 10.58

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 366 (to reflect the one half year period).

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	55

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 800.SEC.0330. The information on Form N-Q is available without charge, upon request, by calling 877.314.9006.

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

February 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	w	Social Security number and wire transfer instructions

What?	w	account transactions and transaction history

	w	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Does Centerstone
Reasons we can share your	Investors Trust	Can you limit
personal information	share information?	this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?     Call 402.493.4603

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	57

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do

How does Centerstone Investors Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Centerstone Investors Trust collect my personal information?	We collect your personal information, for example, when you

	w	open an account or deposit money

	w	direct us to buy securities or direct us to sell your securities

	w	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:

Why can’t I limit all sharing?	w	sharing for affiliates’ everyday business purposes – information about your creditworthiness.

	w	affiliates from using your information to market to you.

	w	sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	CENTERSTONE INVESTORS TRUST does not jointly market.

58	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since Mar. 2016.	CFO, Linear Technology Corp. (Dec. 1986–Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since Mar. 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011–present).	2	BlueArc Multi-Strategy Fund (2014–2017); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since Mar. 2016.	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018–2019) University of Washington Bothell; Interim Dean (2017–2018), Professor (since 2016), Associate Professor (2014–2016); and Assistant Professor (2010–2014), University of Washington School of Law.	2	Altegris KKR Commitments Master Fund (since 2014); Two Roads Shared Trust (since 2012).

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	59

TRUSTEES & OFFICERS

Interested Trustees and Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and Chief Executive Officer since Jan. 2016.	Founder & CIO of the Advisor (2015–present); Portfolio Manager, First Eagle Investment Management, LLC (2007–2014).	2	None
Philip Santopadre 1977	Treasurer, Secretary and Chief Financial Officer since Mar. 2016.	COO, CFO and CCO of the Advisor (Mar. 2016–present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sept. 2005–Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006–Mar. 2016).	N/A	N/A
Brian Curley 1976	Assistant Treasurer since Mar. 2016.	Vice President, Gemini Fund Services, LLC.	N/A	N/A
Jennifer Farrell 1969	Assistant Secretary since Mar. 2016.	Manager, Legal Administration, Gemini Fund Services, LLC.	N/A	N/A
James Ash 1976	Chief Compliance Officer since Oct. 2019***.	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors LLC, the Funds’ Advisor.

***	Effective October 1, 2019, Mr. Ash was appointed as the Chief Compliance Officer of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 877.314.9006.

60	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
17645 Wright Street
Suite 200
Omaha, NE 68130

Distributor
Northern Lights Distributors, LLC
17645 Wright Street
Suite 200
Omaha, NE 68130

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2019	61

CENTERSTONE
INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • **centerstoneinv.com** • in

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders. None at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/6/19

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 12/6/19